SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Net loss attributable to Seamless Group Inc.	$ 174,050	$ 721,929	$ 764,153	$ 1,720,167
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(10,965,337)	(12,373,521)	$ (23,976,209)	$ (25,539,467)
Other income			538,180	121,721	839,606	3,405,486
Finance costs, net			(3,826,722)	(3,154,876)	(8,002,552)	(8,200,112)
Loss before income tax			(6,098,837)	(6,402,765)	(13,894,305)	(15,611,931)
Income tax expenses			(140,429)	(229,220)	(523,481)	(113,782)
Net loss attributable to Seamless Group Inc.			(6,849,161)	(7,080,814)	(15,306,550)	(16,678,135)
Other comprehensive income (loss)
Foreign currency translation adjustments			(117,968)	404,126	10,608	2,402
Total comprehensive loss			$ (6,357,234)	$ (6,227,859)	(14,407,178)	(15,723,311)
Parent Company [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses					(4,573,125)	(4,988,848)
Other income					3
Finance costs, net					(4,945,679)	(7,454,838)
Share of results from subsidiaries					(5,787,749)	(4,234,448)
Loss before income tax					(15,306,550)	(16,678,134)
Income tax expenses
Net loss attributable to Seamless Group Inc.					(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments					10,608	4,529
Total comprehensive loss					$ (15,295,942)	$ (16,673,605)